Investment and Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities carried at fair value measured on a recurring basis
December 31, 2021	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$23,527	$213,088	$-	$236,615
Non current Assets
Long-term investments
Common stocks	$-	$-	$77,200	$77,200
Total assets at fair value	$23,527	$213,088	$77,200	$313,815

December 31, 2020	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$66,062	$28,318,882	$-	$28,384,944
Investments in derivatives
Warrants	-	-	4,289	4,289
Total assets at fair value	$66,062	$28,318,882	$4,289	$28,389,233

Schedule of fair value reconciliation of Level 3 assets
	Warrants	Common Stock
Balance at January 1, 2021	$4,289	$-
Change in unrealized (depreciation) appreciation, net	(4,289)	-
Additions	-	77,200
Balance at December 31, 2021	$-	$77,200
Net change in unrealized appreciation relating to investments still held at December 31, 2021	-	-

Balance at January 1, 2020	$203,320	$-
Change in unrealized depreciation	(199,031)	-
Balance at December 31, 2020	$4,289	$-
Net change in unrealized depreciation relating to investments still held at December 31, 2020	(198,549)	-

Schedule of quantitative information about the group’s level 3 fair value measurements of investment
December 31, 2021	Valuation technique	Unobservable input	Range (weighted average)

Common stocks	Recent transactions	Recent transaction price	$0.0001 - $0.01

December 31, 2020	Valuation technique	Unobservable input	Range (weighted average)

Warrants	Black-Scholes Model	Estimated time to exit Historical Volatility	6 months 122%

Schedule of unrealized gains and losses
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Upward adjustments	$-	$-	$1,017,468
Total unrealized gain for non-marketable investments	$-	$-	$1,017,468

Schedule of carrying value of our non-marketable investments
	December 31, 2021	December 31, 2020
Initial cost basis	$4,079,707	$4,079,707
Upward adjustments	-	-
Total carrying value at the end of the year	$4,079,707	$4,079,707